Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2023 and 2022:

($ millions)	Note	2023	2022
Accruals for compensation and benefits including social security		550	465
Accruals for deductions from revenue		394	386
Deferred income		78	89
Taxes other than income taxes		71	98
Restructuring provisions		29	64
Accrued expenses for goods and services received but not invoiced		86	95
Accruals for royalties		11	12
Provisions for litigation and other legal matters	18	6	206
Accrued equity-based payments		13	12
Accrued interest on financial debts		32	31
Other payables		69	66
Total provisions and other current liabilities		1,339	1,524

Disclosure of movement of accruals for deductions from revenue
The following table shows the movement of accruals for deductions from revenue:

($ millions)	2023	2022	2021
January 1	386	264	217
Additions	1,235	878	677
Impact of business combination	—	86	—
Payments/utilizations	(1,218)	(829)	(619)
Changes in offset against gross trade receivables	(8)	(3)	(5)
Currency translation effects	(1)	(10)	(6)
December 31	394	386	264

Disclosure of movement of restructuring provisions	The following table shows the movement of restructuring provisions:

($ millions)	2023	2022	2021
January 1	64	17	10
Additions	39	72	21
Cash payments	(74)	(24)	(14)
Releases	—	(1)	—
December 31	29	64	17